united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 07/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017

Shares			Value
	COMMON STOCK - 86.4
	AEROSPACE / DEFENSE - 2.4%
1,999	Embraer SA - ADR		$ 40,520

	APPAREL - 2.7%
26,000	Stella International Holdings Ltd.		44,434

	AUTO MANUFACTURERS - 3.6%
883	Tata Motors Ltd. - ADR		30,411
1,200	Yamaha Motor Co Ltd.		30,070
			60,481
	BANKS - 13.3%
1,635	Bank Rakyat Indonesia Persero Tbk PT- ADR		36,244
1,892	China Construction Bank Corp. - ADR		31,398
5,443	ICICI Bank Ltd. - ADR		50,683
25,000	Malayan Banking Bhd		55,705
121,097	National Bank of Greece S.A.		48,756
			222,785
	BEVERAGES - 2.4%
58,300	Thai Beverage PCL		41,005

	COMMERCIAL SERVICES - 6.3%
8,880	Estacio Participacoes SA- ADR		58,075
47,000	Indofood Sukses Makmur Tbk PT		29,540
1,700	Qualicorp SA		17,827
			105,442
	ELECTRIC - 1.7%
5,300	Enel Chile SA - ADR		28,991

	ENERGY - ALTERNATIVE SOURCES - 2.3%
30,000	China Everbright Internet		39,124

	FOOD - 1.9%
3,900	Dairy Farm International Holdings Ltd.		31,434

	INSURANCE - 3.0%
3,412	Ping An Insurance Group Co of China Ltd. - ADR		50,583

	INTERNET - 4.1%
449	Alibaba Group Holding Ltd. - ADR *		69,573

	IRON / STEEL - 4.5%
525	POSCO - ADR		39,438
3,622	Vale SA - ADR		36,329
			75,767
	LODGING - 4.6%
76,936	Donaco International Ltd.		32,627
951	Sands China Ltd. - ADR		44,328
			76,955
	OIL & GAS - 6.6%
576	China Petroleum & Chemical Corp. - ADR		43,886
1,167	Sasol Ltd. - ADR		35,173
1,587	YPF SA - ADR		32,057
			111,116
	OIL & GAS SERVICES - 8.3%
304,450	Bumi Armada Bhd		49,779
47,000	China Oilfield Services Ltd.		40,048
3,310	ZTO Express Cayman - ADR		49,584
			139,410
	RETAIL - 6.5%
12,000	ANTA Sports Products Ltd.		41,143
46,500	Astra International Tbk PT		27,823
11,000	Luk Food Holdings International Ltd.		40,422
			109,388
	SEMICONDUCTORS - 4.6%
72	NetEase Inc. - ADR		22,412
1,525	Taiwan Semiconductor Manufacturing Co Ltd - ADR		54,839
			77,251

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Shares			Value
	TELECOMMUNICATIONS - 7.6%
2,507	America Movil SAB de CV - ADR		$ 44,324
1,640	SK Telecom Co Ltd- ADR		44,706
2,643	Telefonica Brasil SA- ADR		39,328
			128,358

	TOTAL COMMON STOCK (Cost - $1,306,272)		1,452,615

	EXCHANGE TRADED FUNDS - 8.6%
	EQUITY FUNDS - 8.6%
3,347	Columbia India Infrastructure ETF		47,862
2,405	Global X MSCI Greece ETF		24,483
1,024	iShares MSCI India Small-Cap ETF		47,442
973	iShares MSCI Poland Capped ETF		25,133
	TOTAL EXCHANGE TRADED FUNDS (Cost - $130,748)		144,920

	CLOSED ENDED FUNDS - 3.1%
	GLOBAL ALLOCATION - 3.1%
12,963	VinaCapital Vietnam Opportunity Fund Ltd (Cost - $48,817)		51,825

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET FUND - 3.6%
60,606	Fidelity Investments Money Market Funds - Treasury Portfolio, 0.28% (a)
	(Cost - $60,606)		60,606

	TOTAL INVESTMENTS - 101.7% (Cost - $1,546,443) (b)		$ 1,709,966
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7) %		(29,085)
	NET ASSETS - 100.0%		$ 1,680,881

	ADR - American Depositary Receipt
	ETF - Exchange Traded Fund
*	Non-Income producing investment.
(a)	Variable rate security; the rate shown represents the rate at July 31, 3017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $1,546,443 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 178,488
		Unrealized Depreciation:	(14,965)
		Net Unrealized Appreciation:	$ 163,523
Portfolio Composition * - (Unaudited)
China	31.0%	South Africa	6.4%
India	11.7%	Thailand	6.4%
Brazil	11.3%	United States	4.5%
South Korea	7.8%	Indonesia	3.6%
Malaysia	6.5%	Other Countries	10.8%
		Total	100.0%
* Based on total value of investments as of July 31, 2017.
Percentage may differ from Schedule of Investments which is based on Fund net assets.

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services" - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 278,252	$ 1,174,363	$ -	$ 1,452,615
Exchange Traded Funds	144,920	-	-	144,920
Closed Ended Funds	51,825			51,825
Short-Term Investments	60,606	-	-	60,606
Total Investments	$ 535,603	$ 1,174,363	$ -	$ 1,709,966

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 09/21/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 09/21/2017

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 09/21/2017